EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Beginning, balance	$ 9,827	$ 46,781
Mine and camp costs		2,537
Drilling and exploration	146	2,383
Depreciation of plant and equipment	0	317
Interest and other costs	0	325
Provision for reclamation	0	1,338
Assessments and taxes	83	121
Geological and related services	0	116
Assays	0	130
Water treatment and tailing storage facility costs	0	112
Effect of movements in exchange rates	(4)	1,280
Disposition of Bralorne Mine	0	(45,613)
Ending, balance	10,052	9,827
Durango, Mexico [Member]
Statement [Line Items]
Drilling and exploration	146	50
Assessments and taxes	83	90
Effect of movements in exchange rates	(4)	(6)
Beginning balance	9,826	9,692
Ending balance	10,051	9,826
British Columbia & Yukon, Canada [Member]
Statement [Line Items]
Mine and camp costs	0	2,537
Drilling and exploration	0	2,333
Depreciation of plant and equipment	0	317
Interest and other costs	0	325
Provision for reclamation	0	1,338
Assessments and taxes	0	31
Geological and related services	0	116
Assays	0	130
Water treatment and tailing storage facility costs	0	112
Effect of movements in exchange rates	0	1,286
Disposition of Bralorne Mine	0	(45,613)
Beginning balance	1	37,089
Ending balance	$ 1	$ 1